Disclosure about Fair Value of Financial Instruments (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Assets:
Loans receivable, Carrying Amount	$ 895,665,000	$ 292,507,000
Available-for-sale equity investments, Carrying Amount	1,384,000	980,000
Available-for-sale equity investments, Fair Value	1,384,000	980,000
Cash and cash equivalents, Carrying Amount	1,033,764,000	163,482,000	131,570,000	35,476,000
Cash and cash equivalents	1,033,764,000	163,482,000
Financial Liabilities:
Borrowings under unsecured lines of credit arrangements, Carrying Amount	0	610,000,000	300,000,000
Borrowings under unsecured lines of credit arrangements, Fair Value	0	610,000,000
Senior unsecured notes, Carrying Amount	6,114,151,000	4,434,107,000
Senior unsecured notes, Fair Value	6,793,424,000	4,709,736,000
Secured debt, Carrying Amount	2,336,196,000	2,112,649,000
Secured debt, Fair Value	2,515,145,000	2,297,278,000
Interest rate swap agreements, Carrying Amount	(264,000)	2,854,000
Interest rate swap agreements, Fair Value	264,000	2,854,000
Foreign currency forward contract	(7,247,000)
Mortgage Loans [Member]
Financial Assets:
Loans receivable, Carrying Amount	87,955,000	63,934,000
Loans receivable, Fair value	88,975,000	64,194,000
Other Real Estate Loans Receivable [Member]
Financial Assets:
Loans receivable, Carrying Amount	807,710,000	228,573,000
Loans receivable, Fair value	$ 820,195,000	$ 231,308,000